SUBSEQUENT EVENTS (Details Narrative) - USD ($)						1 Months Ended		12 Months Ended
	Oct. 15, 2025	Oct. 08, 2025	Sep. 12, 2025	Jul. 02, 2025	Jul. 02, 2025	Oct. 31, 2025	Jul. 28, 2025	Jun. 30, 2025	Oct. 10, 2025
Restricted Stock, Shares Issued, shares					7,744,445
Restricted shares of Common Stock								7,744,445
Subsequent Event [Member]
Collaboration / joint development agreement		the Company entered into an addendum to the C-Twelve Agreement (the “C-Twelve Addendum”) with C-Twelve pursuant to which (i) C-Twelve approved the Company’s entry into the License Agreement with Ergon, (ii) the exclusive territory granted to the Company under the C-Twelve Agreement is expanded to comprise the United States (including all states, territories, and regions thereof), Canada and Mexico, (iii) the Company agreed to pay an additional $1 million in exclusive licensing fees for the expanded territories of Canada and Mexico, which shall be paid concurrently with the C-Twelve Loan and (iv) the Company agreed to a potential conditional fee payment to C-Twelve in 2027 based on agreed minimum amounts of liters of Verde V24 which the Company may purchase from C-Twelve. The Company is required to fund the C-Twelve Loan and the additional $1 million fee to C-Twelve (the proceeds of which are expected to be used by C-Twelve in part to enhance its Verde V24 manufacturing capability) within thirty (30) days of closing of a transaction in which the Company’s common stock becomes listed on a U.S. national exchange, provided that if such funding is not achieved by July 31, 2026, C-Twelve shall have the right, on ten (10) business days’ notice, to hold the Company in breach of the C-Twelve Agreement
Transfer of intellectual property	$ 30,192,771,000,000
Dr. Raymond Powell [Member]
Restricted Stock, Shares Issued, shares					1,000,000
Restricted shares of Common Stock				1,000,000
One US shareholder
Restricted Stock, Shares Issued, shares							187,500
Restricted Stock, Shares Issued, amount							$ 15,000
Restricted Stock, Shares Issued, price per share							$ 0.08
Seven US shareholders [Member]
Restricted Stock, Shares Issued, shares				3,300,000
Restricted Stock, Shares Issued, amount				$ 264,000
Restricted Stock, Shares Issued, price per share				$ 0.08
Restricted stock, shares issued, shares					3,300,000
Restricted stock, shares issued, amount					$ 264,000
Three Non-US Shareholder [Member]
Restricted Stock, Shares Issued, shares			5,412,500
Restricted Stock, Shares Issued, amount			$ 433,000
Restricted Stock, Shares Issued, price per share			$ 0.08
Restricted stock, shares issued, shares			5,412,500
Restricted stock, shares issued, amount			$ 433,000
Ergon Purchase Agreement [Member] | Subsequent Event [Member]
Restricted Stock, Shares Issued, price per share						$ 0.08018
Restricted stock, shares issued, shares						24,943,876
Restricted stock, shares issued, amount						$ 2,000,000
Non-US Shareholder [Member]
Restricted Stock, Shares Issued, shares				4,444,445
Restricted Stock, Shares Issued, amount				$ 400,000
Restricted Stock, Shares Issued, price per share				$ 0.09
Restricted shares of Common Stock				7,744,445
Non-Binding Term Sheet [Member]
Investment in equity financing									$ 2,000,000